Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Year-End Premises and Equipment

Year-end premises and equipment were as follows:

	2012	2011
Land and land improvements	$1,679	$1,679
Buildings	5,792	5,776
Furniture, fixtures and equipment	2,858	2,867

	10,329	10,322
Less: accumulated depreciation	(5,012)	(4,788)

	$5,317	$5,534